SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
SCHEDULE OF USEFUL LIVES OF PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization of property and equipment is provided using the straight-line method over their expected useful lives, as follows:

Useful life
Buildings	20 years
Machinery and equipment	5–10 years
Automobiles	8 years
Office and electric equipment	3–5 years

SCHEDULE OF CURRENCY EXCHANGE RATES

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements:

	September 30, 2025	September 30, 2024	September 30, 2023
Period-end spot rate	US$1=RMB7.1190	US$1=RMB7.0176	US$1=RMB7.2960
Average rate	US$1=RMB7.2125	US$1=RMB7.2043	US$1=RMB7.0533

SCHEDULE OF BASIC AND DILUTED (LOSS) EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted (loss) earnings per share for the years ended September 30, 2025, 2024 and 2023:

	For the Years ended September 30,
	2025	2024	2023
Numerator:
Net (loss) income attributable to ordinary shareholders	$(1,994,768)	$398,172	$4,595,982

Denominator:
Weighted-average number of ordinary shares outstanding – basic	2,755,232	95,513	36,558
Outstanding options	-	601	234
Outstanding warrants	-	-	-
Potentially dilutive shares from outstanding options and warrants	-	601	234
Weighted-average number of ordinary shares outstanding – diluted	2,755,232	96,114	36,792
(Loss) earnings per share – basic	$(0.72)	$4.17	$125.72
(Loss) earnings per share – diluted	$(0.72)	$4.14	$124.92